Cover	12 Months Ended
Feb. 01, 2026
Document Information [Line Items]
Document Type	DEFC14A
Amendment Flag	false
Entity Information [Line Items]
Entity Registrant Name	lululemon athletica inc.
Entity Central Index Key	0001397187